Commitments for Expenditure - Summary of Commitments For Acquisition of Property, Plant and Equipment (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Purchase of cable (PVC, 1C, 2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		₩ 57,226	₩ 57,203
Commitments for expenditure remaining liability balances		417	12,595
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shin-Tangjung)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		51,796	50,151
Commitments for expenditure remaining liability balances		20,661	37,638
Purchase of GIS (362kV, 6300A, 63kA) 23CB – Youngseo S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		37,168	37,168
Commitments for expenditure remaining liability balances		15,109	16,788
Purchase of GIS (362kV, 6300A, 63kA) 27CB – Kwangyang S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		37,744	37,744
Commitments for expenditure remaining liability balances		140	140
Purchase of cable (PVC, 1C, 2500SQ) 100,548M and others (Kyungin Construction)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		58,271	58,269
Commitments for expenditure remaining liability balances		746	3,883
Purchase of GIS (362kV, 6300A, 63kA) 25CB – Migeum S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		35,136	33,841
Commitments for expenditure remaining liability balances		20,370	25,641
Purchase of cable (PVC, 1C, 2000SQ) 5,862M and others (Baekun-Gwangyanghang)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		35,016	35,949
Commitments for expenditure remaining liability balances		703	3,232
Concrete pole (10M, general purpose, 350KGF) 126,948 ea and five other equipments (unit price contract)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		0	202,795
Commitments for expenditure remaining liability balances		0	95,428
Purchase of GIS (362KV, 6300A, 63KA) Type 19 – Shinyangsan S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		32,460	31,834
Commitments for expenditure remaining liability balances		5,635	17,334
Purchase Of Cable (Pvc, 1c, 2500sq) 57,868m And Others (Goduk-Seoansung)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		40,937	40,937
Commitments for expenditure remaining liability balances		654	3,748
Purchase of cable (PVC, 1C, 2000SQ) 87,732M and others (Eulwangboonki)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		36,446	36,155
Commitments for expenditure remaining liability balances		1,015	10,274
Purchase of GIS(362KV,6300A,63KA) Type 18 – Wolsung S/Y
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		32,090	32,090
Commitments for expenditure remaining liability balances		26,742	32,090
Purchase of cable (FR CNCO-W,1C,325SQ) 672,300M (unit price contract)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		0	31,387
Commitments for expenditure remaining liability balances		0	19,213
Purchase of cable (TR CNCE-W,1C,325SQ) 1,342,000M (unit price contract)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		0	75,620
Commitments for expenditure remaining liability balances		0	40,497
Purchase of cable (TR CNCE-W,1C,600SQ) 377,000M (unit price contract)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		0	31,851
Commitments for expenditure remaining liability balances		0	17,478
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 2,175,300M (unit price contract)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		0	53,064
Commitments for expenditure remaining liability balances		0	29,436
System stabilization ESS equipment (Bubuk S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		222,300	222,300
Commitments for expenditure remaining liability balances		145,014	222,300
System stabilization ESS equipment (Shinnamwon S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		211,500	211,500
Commitments for expenditure remaining liability balances		130,169	211,500
System stabilization ESS equipment (Yeongcheon S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		73,104	73,104
Commitments for expenditure remaining liability balances		18,604	73,104
Concrete pole (10M, general purpose, 500KGF) 111,000 ea and four other equipments
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		67,996	0
Commitments for expenditure remaining liability balances		39,971	0
Advanced EType low voltage electronic watt-hour meter 1,311,552 ea
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		36,103	0
Commitments for expenditure remaining liability balances		0	0
System stabilization ESS equipment (Yesan S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		56,403	0
Commitments for expenditure remaining liability balances		12,095	0
System stabilization ESS equipment (Hamyang S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		35,609	0
Commitments for expenditure remaining liability balances		12,870	0
Construction of Saeul Units (#3,4)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		9,800,424	9,800,424
Commitments for expenditure remaining liability balances		1,113,349	2,455,673
Construction of Shin-Hanul Units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	[1]	10,592,760	10,327,372
Commitments for expenditure remaining liability balances	[1]	0	97,889
Construction of Shin-Hanul Units (#3,4)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		11,680,361	11,007,232
Commitments for expenditure remaining liability balances		10,935,737	10,858,828
Other 36 contracts
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		1,631,574	853,941
Commitments for expenditure remaining liability balances		1,133,467	425,149
Purchase of main machine for Jeju LNG combined
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		166,287	166,287
Commitments for expenditure remaining liability balances		0	10,898
Purchase of equipments for the construction project of Boryeong indoor coal storage yard
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		334,932	318,197
Commitments for expenditure remaining liability balances		279,920	287,965
Purchase of main machine for Boryeong New Complex Unit 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		281,600	0
Commitments for expenditure remaining liability balances		228,053	0
Boryeong New Complex Unit 1 Construction Project
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		186,358	0
Commitments for expenditure remaining liability balances		186,358	0
Service of designing Taean Units (#9,10)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		112,909	112,909
Commitments for expenditure remaining liability balances		12,468	12,468
Purchase of gas turbine and turbine equipment of Gimpo combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		123,495	126,302
Commitments for expenditure remaining liability balances		15,603	32,748
Purchase of steam turbine, HRSG and POWER BLOCK of Gimpo combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		220,864	221,997
Commitments for expenditure remaining liability balances		214	38,714
Construction of Gimpo combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		211,372	181,798
Commitments for expenditure remaining liability balances		13,960	56,558
Purchase of gas turbines, steam turbines, and accessories for Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		197,983	197,983
Commitments for expenditure remaining liability balances		193,578	197,983
Purchase of heat recovery boiler and accessories for Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		65,918	0
Commitments for expenditure remaining liability balances		45,299	0
Construction of Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		210,393	204,094
Commitments for expenditure remaining liability balances		173,350	204,094
Installation of natural gas supply facility at Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		70,620	70,620
Commitments for expenditure remaining liability balances		61,799	70,620
Purchase of coal handling machine for construction of Samcheok Units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		312,150	299,048
Commitments for expenditure remaining liability balances		5,682	6,687
Purchase of main equipment for Namjeju
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		140,144	140,144
Commitments for expenditure remaining liability balances		3	3
Purchase of main equipment for Shin-Sejong combined thermal power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		234,392	234,392
Commitments for expenditure remaining liability balances		8,342	32,621
Purchase of Hadong thermal power indoor carboniferous plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		167,259	162,814
Commitments for expenditure remaining liability balances		48,495	62,299
Purchase of phase 2 power generation facility for Yeongwol fuel cells
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		86,350	86,100
Commitments for expenditure remaining liability balances		219	30,527
Purchase of fuel cell power generation facilities for the fifth stage of Shinincheon headquarters
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts		81,960	81,960
Commitments for expenditure remaining liability balances		₩ 18,290	₩ 81,960

[1]	As of December 31, 2023, the commitment amounts include the Shin-Hanul Unit #1, construction of which has completed during the year ended December 31, 2022. In addition, as of December 31, 2023, Shin-hanul Unit #2 is in commissioning.